Investment in Securities	9 Months Ended
Dec. 31, 2023
Investments Schedule [Abstract]
Investment in Securities
8.	Investment in Securities
Investment in securities as of March 31, 2023 and December 31, 2023 consists of the following:

	Millions of yen

	March 31, 2023	December 31, 2023

Equity securities *1	¥589,312	¥734,659
Trading debt securities	2,179	2,213
Available-for-sale debt securities	2,234,608	2,537,681
Held-to-maturity debt securities *2	114,759	0

Total	¥2,940,858	¥3,274,553

*1
The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥151,445 million and ¥149,565 million as of March 31, 2023 and December 31, 2023, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥90,993 million and ¥189,086 million as of March 31, 2023 and December 31, 2023, respectively. The amount of investment funds elected the fair value option included in equity securities were ¥16,032 million and ¥19,059 million as of March 31, 2023 and December 31, 2023, respectively.

*2
During the nine months ended December 31, 2023
, bonds held as held-to-maturity debt securities were reclassified to available-for-sale debt securities. This is because a certain subsidiary
changed
its
holding purposes in accordance with ASC 320 (“Investments—Debt Securities”) in order to improve profitability by building a flexible investment portfolio and improve capital stability. At the time of reclassification, the book value of held-to-maturity debt securities was ¥115,507 million and the related unrealized gain was ¥7,913 million.

Gains and losses realized from the sale of equity securities and net unrealized holding gains (losses) on equity securities are included in gains on investment securities and dividends, life insurance premiums and related investment income, and write-downs of securities. For further information, see Note 17 “Income and Expenses Relating to Life Insurance Operations.” Net unrealized holding gains (losses) on equity securities held as of December 31, 2022 were losses of ¥2,851 million and gains of ¥12,272 million for the nine and three months ended December 31, 2022, respectively. Net unrealized holding gains (losses) on equity securities held as of December 31, 2023 were gains of ¥31,582 million and ¥7,996 million for the nine and three months ended December 31, 2023, respectively, which did not include net unrealized holding gains (losses) on both investment funds above mentioned.
Equity securities include
non-marketable
equity securities and preferred equity securities, etc. elected for the measurement alternative. Upward or downward adjustments resulting from observable price changes are included in gains on investment securities and dividends and life insurance premiums and related investment income. Impairments are included in write-downs of securities. The following tables provide information about impairment and upward or downward adjustments resulting from observable price changes as of March 31, 2023 and December 31, 2023, and for the nine and three months ended December 31, 2022 and 2023.

	Millions of yen

	March 31, 2023			Nine months ended December 31, 2022		Three months ended December 31, 2022

	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments	Impairments and downward adjustments	Upward adjustments

Equity securities measured using the measurement alternative	¥67,820	¥(14,062)	¥1,742	¥(368)	¥1,182	¥0	¥286

	Millions of yen

	December 31, 2023			Nine months ended December 31, 2023		Three months ended December 31, 2023

	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments	Impairments and downward adjustments	Upward adjustments

Equity securities measured using the measurement alternative	¥74,739	¥(15,732)	¥2,111	¥(397)	¥1,136	¥(307)	¥180

Gains and losses realized from the sale of trading debt securities and net unrealized holding gains (losses) on trading debt securities are included in gains on investment securities and dividends. Net unrealized holding gains (losses) on trading debt securities held as of December 31, 2022 were gains of ¥259 million and ¥62 million, respectively, for the nine and three months ended December 31, 2022. Net unrealized holding gains (losses) on trading debt securities held as of December 31, 2023 were losses of ¥84 million and ¥57 million, respectively, for the nine and three months ended December 31, 2023.
Certain subsidiaries elected the fair value option for certain investments in investment funds included in equity securities whose net asset values do not represent the fair value of investments due to the illiquid nature of these investments. The subsidiaries manage these investments on a fair value basis and the election of the fair value option enables the subsidiaries to reflect more appropriate assumptions to measure the fair value of these investments. As of March 31, 2023 and December 31, 2023, these investments were fair valued at ¥16,032 million and ¥19,059 million, respectively.
A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale
debt securities to mitigate volatility in the consolidated statements of income caused by the difference in recognition of gain or loss that would otherwise exist between the foreign government bond securities and the derivatives used to reduce the risks of fluctuations in market interest rates and exchange rates on these foreign government bond securities. As of March 31, 2023 and December 31, 2023, these investments were fair valued at ¥237 million and ¥1,063 million, respectively.
A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale
debt securities to mitigate volatility in the consolidated statements of income caused by the difference in recognition of gain or loss that would otherwise exist between the foreign corporate debt securities and the derivatives used to reduce the risks of fluctuations in market interest rates and exchange rates on these foreign corporate debt securities. As of March 31, 2023 and December 31, 2023, these investments were fair valued at ¥6,605 million and ¥7,144 million, respectively.

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale
debt securities and
held-to-maturity
debt securities in each major security type as of March 31, 2023 and December 31, 2023 are as follows:
March 31, 2023

	Millions of yen

	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value

Available-for-sale debt securities:
Japanese and foreign government bond securities	¥962,969	¥0	¥2,863	¥(164,537)	¥801,295
Japanese prefectural and foreign municipal bond securities	389,150	(144)	1,146	(20,906)	369,246
Corporate debt securities	851,525	0	6,270	(73,407)	784,388
CMBS and RMBS in the Americas	45,292	0	62	(2,181)	43,173
Other asset-backed securities and debt securities	239,922	0	5,735	(9,151)	236,506

	2,488,858	(144)	16,076	(270,182)	2,234,608

Held-to-maturity debt securities:
Japanese government bond securities and other	114,759	0	14,919	0	129,678

	¥2,603,617	¥(144)	¥30,995	¥(270,182)	¥2,364,286

December 31, 2023
	Millions of yen

	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value

Available-for-sale debt securities:
Japanese and foreign government bond securities	¥1,212,410	¥0	¥12,631	¥(247,505)	¥977,536
Japanese prefectural and foreign municipal bond securities	404,936	(233)	2,477	(23,923)	383,257
Corporate debt securities	888,034	0	14,455	(84,176)	818,313
CMBS and RMBS in the Americas	76,136	0	533	(1,867)	74,802
Other asset-backed securities and debt securities	285,295	(361)	3,643	(4,804)	283,773

	¥2,866,811	¥(594)	¥33,739	¥(362,275)	¥2,537,681

The following table presents rollforwards of the allowance for credit losses for the nine months ended December 31, 2022 and 2023, respectively:

	Millions of yen
	Nine months ended December 31, 2022
	Foreign municipal bond securities	Japanese other asset- backed securities and debt securities	Total
Beginning	¥132	¥21	¥153
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net	0	(5)	(5)
Increase (Decrease) from the effects of changes in foreign exchange rates	11	0	11

Ending	¥143	¥16	¥159

	Millions of yen
	Nine months ended December 31, 2023
	Foreign municipal bond securities	Foreign other asset- backed securities and debt securities	Total
Beginning	¥144	¥0	¥144
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	80	365	445
Increase (Decrease) from the effects of changes in foreign exchange rates	9	(4)	5

Ending	¥233	¥361	¥594

The following table presents rollforwards of the allowance for credit losses for the three months ended December 31, 2022 and 2023, respectively:

	Millions of yen
	Three months ended December 31, 2022
	Foreign municipal bond securities	Japanese other asset- backed securities and debt securities	Total
Beginning	¥156	¥16	¥172
Increase (Decrease) from the effects of changes in foreign exchange rates	(13)	0	(13)

Ending	¥143	¥16	¥159

	Millions of yen
	Three months ended December 31, 2023
	Foreign municipal bond securities	Foreign other asset- backed securities and debt securities	Total
Beginning	¥246	¥222	¥468
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	0	153	153
Increase (Decrease) from the effects of changes in foreign exchange rates	(13)	(14)	(27)

Ending	¥233	¥361	¥594

The following tables provide information about
available-for-sale
debt securities with gross unrealized losses (including allowance for credit losses) and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2023 and December 31, 2023, respectively:
March 31, 2023

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥2,588	¥(207)	¥662,897	¥(164,330)	¥665,485	¥(164,537)
Japanese prefectural and foreign municipal bond securities	97,721	(1,508)	194,280	(19,542)	292,001	(21,050)
Corporate debt securities	191,669	(6,570)	401,994	(66,837)	593,663	(73,407)
CMBS and RMBS in the Americas	16,691	(672)	23,653	(1,509)	40,344	(2,181)
Other asset-backed securities and debt securities	63,958	(2,300)	88,503	(6,851)	152,461	(9,151)

	¥372,627	¥(11,257)	¥1,371,327	¥(259,069)	¥1,743,954	¥(270,326)

December 31, 2023

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥200,888	¥(12,656)	¥635,722	¥(234,849)	¥836,610	¥(247,505)
Japanese prefectural and foreign municipal bond securities	100,648	(606)	181,375	(23,550)	282,023	(24,156)
Corporate debt securities	79,191	(724)	465,953	(83,452)	545,144	(84,176)
CMBS and RMBS in the Americas	1,768	(46)	34,868	(1,821)	36,636	(1,867)
Other asset-backed securities and debt securities	27,460	(1,242)	126,578	(3,923)	154,038	(5,165)

	¥409,955	¥(15,274)	¥1,444,496	¥(347,595)	¥1,854,451	¥(362,869)

The following table provides information about
available-for-sale
debt securities with gross unrealized losses for which allowance for credit losses were not recorded and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2023 and December 31, 2023, respectively:
March 31, 2023

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥2,588	¥(207)	¥662,897	¥(164,330)	¥665,485	¥(164,537)
Japanese prefectural and foreign municipal bond securities	97,721	(1,508)	190,805	(19,398)	288,526	(20,906)
Corporate debt securities	191,669	(6,570)	401,994	(66,837)	593,663	(73,407)
CMBS and RMBS in the Americas	16,691	(672)	23,653	(1,509)	40,344	(2,181)
Other asset-backed securities and debt securities	63,958	(2,300)	88,503	(6,851)	152,461	(9,151)

	¥372,627	¥(11,257)	¥1,367,852	¥(258,925)	¥1,740,479	¥(270,182)

December 31, 2023

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥200,888	¥(12,656)	¥635,722	¥(234,849)	¥836,610	¥(247,505)
Japanese prefectural and foreign municipal bond securities	99,421	(526)	177,837	(23,397)	277,258	(23,923)
Corporate debt securities	79,191	(724)	465,953	(83,452)	545,144	(84,176)
CMBS and RMBS in the Americas	1,768	(46)	34,868	(1,821)	36,636	(1,867)
Other asset-backed securities and debt securities	27,460	(1,242)	124,719	(3,391)	152,179	(4,633)

	¥408,728	¥(15,194)	¥1,439,099	¥(346,910)	¥1,847,827	¥(362,104)

The number of investment securities that were in an unrealized loss position as of March 31, 2023 and December 31, 2023 were 1,208 and 1,118, respectively. The gross unrealized losses on these debt securities are attributable to a number of factors including changes in interest rates, credit spreads and market trends.
As of March 31, 2023 and December 31, 2023, the amount of accrued revenues on available-for-sale
debt securities were ¥10,781 million and ¥14,596 million, respectively, which were included in other assets. The Company and its subsidiaries estimate credit losses and develop an allowance for credit losses for accrued interest receivables. There was no allowance for credit losses for accrued interest receivables as of March 31, 2023 and December 31, 2023.
For
available-for-sale
debt securities, if the fair value is less than the amortized cost, the debt securities are impaired. The Company and its subsidiaries identify per each impaired security whether the decline of fair value is due to credit losses component or non-credit
losses component. Impairment related to credit losses is recognized in earning through an allowance for credit losses. Impairment related to other factors than credit losses is recognized in other comprehensive income (loss), net of applicable income taxes. In estimating an allowance of credit losses, the Company and its subsidiaries consider the existence of credit losses if the present value of estimated cash flows is less than the amortized cost basis. When the Company and its subsidiaries intend to sell the debt securities for which an allowance for credit losses is previously established or it is more likely than not that the Company and its subsidiaries will be required to sell the debt securities before recovery of the amortized cost basis, the allowance for credit losses is fully written-off
and the amortized cost is reduced to the fair value after recognizing additional impairment in earnings. In addition, the Company and its subsidiaries recognize in earnings the full difference between the amortized cost and the fair value of the debt securities by direct write-down, without any allowance for credit losses, if the debt securities are expected to be sold and the fair value is less than the amortized cost.

Reversals of credit losses related to
available-for-sale
debt securities recognized for the nine months ended December 31, 2022 resulted from Japanese other asset-backed securities and debt securities due to the reduced credit risk by postponement of maturity date. Credit losses related to available-for-sale
debt securities recognized for the nine months ended December 31, 2023 resulted mainly from the respective deterioration of cash flows relating to foreign municipal bond securities and foreign other asset-backed securities and debt securities. The evaluation of credit losses with available-for-sale
debt securities is compared to the amortized cost of debt securities with the present value of cash flows estimated based on a number of overall conditions, including estimated fair value of the underlying receivables and the repayment priority of the securities. Because the Company and its subsidiaries do not intend to sell the debt security or it is more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis, the Company and its subsidiaries recognized the allowance for credit losses.
Unrealized losses on
available-for-sale
debt securities mainly result from changes in market interest rates and foreign exchange rates, and changes in risk premiums. In order to evaluate the recoverability of the available-for-sale
debt securities, the Company and its subsidiaries utilize all available information such as an issuer’s financial condition and business outlook. The fair value of Japanese and foreign government bond securities, Japanese prefectural and foreign municipal bond, and corporate debt securities is mainly estimated based on prices for similar assets. If there are no prices for similar assets available, the fair value of these securities is estimated by using discounted cash flow methodologies and broker quotes. The fair value of CMBS and RMBS in the Americas and other asset-backed securities and debt securities refers to prices from independent pricing service vendors and brokers, such as trading prices and bit prices. If the Company and its subsidiaries cannot rely on such prices, the fair value is calculated by using discounted cash flow methodologies and broker quotes. In discounted cash flow methodologies, future cash flows estimated based on a number of assumptions such as default rate, prepayment rate, and seniority are discounted by discount rate adjusted for credit risk and liquidity risk.
There were no
available-for-sale
debt securities accounted for as purchased credit deterioration financial assets acquired for the nine months ended December 31, 2022 and 2023.